UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __09/30/2000_______________ Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Coen & Densmore, Inc.
Address: 109 1/2 Church Street
	    PO Box 727____    ___
	    Charleston, SC 29402

Form 13F File Number: 28-_3078_______
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Richard E. Coen
Title: President
Phone: 843-577-7783______________________________
Signature, Place, and Date of Signing:
Richard E. Coen__ Charleston, SC__ _10/27/00__
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____0_____
Form 13F Information Table Entry Total: ___34________
Form 13F Information Table Value Total: $___88787____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



FORM 13F INFORMATION TABLE

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY





(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE












Sun Microsystems, Inc.
COM
866810104
7668
65683
SH

SOLE

65683
0
0
Amgen, Inc.
COM
031162100
6035
86420
SH

SOLE

86420
0
0
Home Depot (The), Inc.
COM
437076102
5587
105300
SH

SOLE

105300
0
0
American Express Co.
COM
025816109
5445
89628
SH

SOLE

89628
0
0
Coca-Cola Co.
COM
191216100
5206
94440
SH

SOLE

94440
0
0
Medtronic, Inc.
COM
585055106
4986
96226
SH

SOLE

96226
0
0
Dollar General Corp.
COM
256669102
3956
236183
SH

SOLE

236183
0
0
UnitedHealth Group Inc.
COM
910581107
3790
38380
SH

SOLE

38380
0
0
Pfizer Inc.
COM
717081103
3643
81074
SH

SOLE

81074
0
0
Time Warner Inc.
COM
887315109
3438
43930
SH

SOLE

43930
0
0
Nokia Corp. ADS
SPONSORED ADS
654902204
3402
85460
SH

SOLE

85460
0
0
Northern Trust Corp.
COM
665859104
2821
31740
SH

SOLE

31740
0
0
Citigroup Inc.
COM
172967101
2673
49449
SH

SOLE

49449
0
0
Target Corp.
COM
87612E106
2554
99660
SH

SOLE

99660
0
0
Walgreen Co.
COM
931422109
2533
66780
SH

SOLE

66780
0
0
Merck & Co., Inc.
COM
589331107
2491
33464
SH

SOLE

33464
0
0
Morgan Stanley Dean Witter
COM
617446448
2225
24330
SH

SOLE

24330
0
0
Oracle Corp.
COM
68389X105
2159
27410
SH

SOLE

27410
0
0
Biogen, Inc.
COM
090597105
2021
33130
SH

SOLE

33130
0
0
Johnson & Johnson
COM
478160104
2019
21498
SH

SOLE

21498
0
0
Microsoft Corp.
COM
594918104
1992
33022
SH

SOLE

33022
0
0
Intel Corp.
COM
458140100
1580
38020
SH

SOLE

38020
0
0
Tyco International Ltd.
COM
902124106
1472
28380
SH

SOLE

28380
0
0
Enron Corp.
COM
293561106
1402
16000
SH

SOLE

16000
0
0
Sprint Corp.
COM
852061100
1040
35472
SH

SOLE

35472
0
0
Bestfoods Inc.
COM
08658U101
1000
13740
SH

SOLE

13740
0
0
Allergan, Inc.
COM
018490102
996
11790
SH

SOLE

11790
0
0
Exxon Mobil Corp.
COM
30231G102
994
11152
SH

SOLE

11152
0
0
General Electric Co.
COM
369604103
975
16896
SH

SOLE

16896
0
0
MedImmune, Inc.
COM
584699102
913
11820
SH

SOLE

11820
0
0
Sprint Corp. PCS Group
COM
852061506
626
17854
SH

SOLE

17854
0
0
Lincoln National Corp.
COM
534187109
578
12000
SH

SOLE

12000
0
0
Basin Exploration Inc.
COM
070107107
338
17350
SH

SOLE

17350
0
0
Alltel Corp.
COM
020039103
229
4390
SH

SOLE

4390
0
0















88787